Franchise arrangements - Schedule of Revenues from Franchised Restaurants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 2,659,941	$ 1,984,219	$ 2,959,077
Revenues from franchised restaurants
Disaggregation of Revenue [Line Items]
Revenues	116,034	89,601	146,790
Rent
Disaggregation of Revenue [Line Items]
Revenues	115,418	89,123	145,860
Sublease Income	96,756	74,723
Initial Fees
Disaggregation of Revenue [Line Items]
Revenues	321	203	287
Initial fees paid to McDonald's Corporation	739	493	1,456
Royalty fees
Disaggregation of Revenue [Line Items]
Revenues	295	275	643
Royalty fees paid to McDonald's Corporation	$ 46,476	$ 36,554	$ 57,709